Filed pursuant to Rule 497(e)
Registration Nos. 333-179562; 811-22668

Supplement Dated
April 28, 2022

to the

Hoya Capital High Dividend Yield ETF (RIET)
Statement of Additional Information
dated September 15, 2021

and

Hoya Capital Housing ETF (HOMZ)
Statement of Additional Information
dated June 30, 2021

each a series of ETF Series Solutions
(collectively, the “Funds”)

Effective May 2, 2022, the standard fixed creation transaction fee and the standard fixed redemption transaction fee for the Funds, regardless of the number of Creation Units created or redeemed in the transaction, is $300.

Please retain this Supplement with each Statement of Additional Information for future reference.